Tradr 2X Long Innovation 100 Monthly ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$43,715,514
TOTAL NET ASSETS — 100.0%	$43,715,514

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TD Cowen	Invesco QQQ Trust, Series 1	Receive	5.08% (OBFR01* + 75bps)	At Maturity	5/1/2026	$16,460,066	$-	$979,713
Clear Street	Invesco QQQ Trust, Series 1	Receive	5.33% (OBFR01* + 100bps)	At Maturity	10/29/2025	16,941,134	-	1,247,655
Wells Fargo	Invesco QQQ Trust, Series 1	Receive	5.33% (OBFR01* + 100bps)	At Maturity	1/28/2026	46,317,123	-	4,932,493
TOTAL EQUITY SWAP CONTRACTS								$7,159,861

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.